SCHEDULE OF STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash generated from/(used in) operating activities	$ (26,577)	¥ (194,000)	¥ (262,446)	¥ (251,140)
Net cash used in investing activities	(328)	(2,398)	(11,339)	(32,032)
Net cash generated from financing activities	27,169	198,310	205,301	239,985
Effect of exchange rate changes on cash and cash equivalents	2	14	(914)	221
Net decrease in cash, cash equivalents and restricted cash	266	1,946	(69,398)	(42,966)
Cash, cash equivalents and restricted cash at beginning of the period	3,279	23,933	93,331	136,297
Cash, cash equivalents and restricted cash at end of the period	$ 3,545	25,879	23,933	93,331
Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash generated from/(used in) operating activities		(3,719)	(11,150)	187
Net cash used in investing activities		(69,612)	(204,327)
Net cash generated from financing activities		71,953	153,269	62,300
Effect of exchange rate changes on cash and cash equivalents		22	2,170	(842)
Net decrease in cash, cash equivalents and restricted cash		(1,356)	(60,038)	61,645
Cash, cash equivalents and restricted cash at beginning of the period		2,206	62,244	599
Cash, cash equivalents and restricted cash at end of the period		¥ 850	¥ 2,206	¥ 62,244